UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21763

Name of Fund:  U.S. Mortgage Portfolio of Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, U.S. Mortgage Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/06

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


U.S. Mortgage Portfolio

Schedule of Investments as of July 31, 2005

                                                                 Face             Interest       Maturity
Issue                                                          Amount               Rate           Date                   Value
U.S. Government Agency Mortgage-Backed Obligations* - 95.9%

Fannie Mae Guaranteed Pass - Through Certificates        $    5,244,000            4.50  %      8/01/2020        $    5,157,149
                                                              3,852,000            4.50         8/15/2035             3,693,105
                                                              5,543,000            5.00         8/15/2020             5,555,128
                                                              4,105,000            5.50         8/15/2020             4,187,100
                                                             12,431,000            5.50         8/15/2035            12,493,155
                                                              2,335,000            6.00         8/15/2020             2,410,888
                                                              5,595,000            6.00         8/15/2035             5,715,639
                                                              2,929,000            6.50         8/15/2035             3,029,684

Freddie Mac Mortgage Participation Certificates               4,479,000            5.00         8/15/2035             4,407,614
                                                              4,713,000            5.50         8/15/2035             4,738,035

Ginnie Mae MBS Certificates                                   2,167,000            5.00         8/15/2035             2,152,102
                                                              2,645,000            6.00         8/15/2035             2,719,391
                                                              2,743,000            6.50         8/15/2035             2,865,579

Total U.S. Government Agency Mortgage-Backed Obligations (Cost - $59,269,542) - 95.9%                                59,124,569

Total Investments (Cost - $59,269,542**) - 95.9%                                                                     59,124,569
Other Assets Less Liabilities - 4.1%                                                                                  2,531,178
                                                                                                                ---------------
Net Assets - 100.0%                                                                                             $    61,655,747
                                                                                                                ===============

 * Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                    $   59,269,542
                                                     ==============
   Gross unrealized appreciation                                  -
   Gross unrealized depreciation                     $    (144,973)
                                                     --------------
   Net unrealized depreciation                       $    (144,973)
                                                     ==============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


U.S. Mortgage Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date: September 23, 2005